Revenue	12 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Revenue
Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	2020 £’000	2019 £’000	2018 £’000
United Kingdom	£155,507	£129,513	£98,571
North America	100,089	79,231	45,600
Europe	85,882	79,186	73,442
RoW(1)	£9,472	£—	£—
Total	£350,950	£287,930	£217,613
(1) Rest of World (RoW) is a new geography highlighted in fiscal year ended June 30, 2020. In previous years, clients located in RoW were immaterial.
The Group’s revenue by industry sector is as follows:

	2020 £’000	2019 £’000	2018 £’000
Payments and Financial Services	£185,175	£152,179	£123,675
TMT	90,255	78,888	61,095
Other	75,520	56,863	32,843
Total	£350,950	£287,930	£217,613
The Group’s revenue by contract type is as follows:

	2020 £’000	2019 £’000	2018 £’000
Time and materials contracts	£305,766	n/a*	n/a*
Fixed price contracts	45,184	n/a*	n/a*
Total	£350,950	£287,930	£217,613
* A comparable breakdown of revenue by contract type is not available for previous financial years, due to internal billing systems changes that were implemented in the 2019 fiscal year.
As at 30 June 2020, the aggregate transaction value of revenue that has not been recognised relating to unsatisfied, or partially satisfied, performance obligations was £61 million. This relates to fixed price contracts with forward contractual commitments.This revenue is expected to be recognised over the following time periods:

£’000

Less than 1 year	£28,405
1 to 2 years	16,917
2 to 3 years	11,040
More than 3 years	4,228
Total	£60,590

Revenue recognised in the fiscal 2020 year relating to performance obligations that were satisfied, or partially satisfied, in previous years was not material.